Redeemable Noncontrolling Interests - Additional Information (Detail) - USD ($) $ in Thousands	May 31, 2016	Oct. 01, 2015	Nov. 14, 2014
iQiyi
Temporary Equity Disclosure [Abstract]
Acquired percentage of the outstanding equity interest by the new preferred shareholders			13.42%
Total purchase consideration			$ 300,000
Xiaodu
Temporary Equity Disclosure [Abstract]
Total purchase consideration	$ 100,000	$ 250,000
Preferred stock, shares issued	42,105,264	250,000,000